Note 14 - Loss Per Shares (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Earnings per share [text block]
	2018	2017	2016

Numerator
Net loss	$(16,322,779)	$(12,797,797)	$(13,224,684)

Denominator
Weighted average number of common shares outstanding	282,098,432	259,771,793	220,058,321

Weighted average number of common shares outstanding - diluted	282,098,432	259,771,793	220,058,321

Basic and diluted loss per share	$(0.06)	$(0.05)	$(0.06)